General accounting policies - Schedule of Classification of Financial Assets Under IFRS9 (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from card issuers	R$ 23,895,512	R$ 20,694,523
Current trade receivables	459,947	484,722
Other current receivables	380,854	365,355
Short-term	3,481,496	3,453,772
Assets	48,693,561	42,245,440
Accounts payable to clients	19,199,127	16,614,513
Trade accounts payable	513,877	596,044
Current borrowings and current portion of non-current borrowings	1,374,766	1,847,407
Obligations to FIDC quota holders	505,231	975,248
Other liabilities	119,526	145,605
Liabilities	R$ 34,017,601	R$ 29,295,416